RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	$ (187,268)	$ (919,349)
Accounts payable - affiliates	691,517	(287,716)
Other	(631,586)	(2,647,128)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,263,571)	(1,476,485)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,333,132)	(2,515,087)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,005,078)	1,262,944
Income (loss) for tax return purposes	(3,729,118)	(6,582,821)
Series 47 [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	50,402	(263,649)
Accounts payable - affiliates	196,371	(269,407)
Other	(279,008)	(777,309)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(305,820)	(451,984)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(78,717)	(617,831)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(401,181)	247,378
Income (loss) for tax return purposes	(817,953)	(2,132,802)
Series 48 [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	202,017	(169,001)
Accounts payable - affiliates	(15,958)	(288,160)
Other	(1,130,895)	(2,005,696)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(144,088)	(246,460)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(205,540)	(436,928)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(289,742)	113,483
Income (loss) for tax return purposes	(1,584,206)	(3,032,762)
Series 49 [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(439,687)	(486,699)
Accounts payable - affiliates	511,104	269,851
Other	778,317	135,877
Excess of tax depreciation over book depreciation on operating limited partnership assets	(813,663)	(778,041)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,048,875)	(1,460,328)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(314,155)	902,083
Income (loss) for tax return purposes	$ (1,326,959)	$ (1,417,257)